Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 4,634	$ 6,020
Debt securities	74,443	72,619
Cash, cash equivalents and short-term securities	9,506	8,890
Investment properties	7,157	7,067
Other assets	4,498	4,408
Total assets	271,827	269,112
Less: Liabilities arising from investing activities	247,257	246,141
Total investments for account of segregated fund holders	103,062	106,392
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	89,049	91,637
Equity securities	9,771	10,799
Debt securities	3,448	3,517
Cash, cash equivalents and short-term securities	711	457
Investment properties	400	374
Mortgages	23	20
Other assets	156	147
Total assets	103,558	106,951
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 496	$ 559